Short-Term Deposits - Schedule of Short-Term Deposits Balance (Detail) ¥ in Thousands, $ in Thousands	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Short Term Deposits [Line Items]
Short Term Deposits	¥ 6,284,593		¥ 6,743,445
RMB [Member]
Short Term Deposits [Line Items]
Short Term Deposits	1,130,000		500,000
US$ [Member]
Short Term Deposits [Line Items]
Short Term Deposits	¥ 5,154,593	$ 728,101	¥ 6,243,445	$ 894,964